CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Cash flow from operating activities
Net earnings	$ 356.1	$ 407.0	$ 408.9
Adjustments to reconcile net earnings to net cash flow from operations:
Non-cash restructuring costs	4.7	42.9	0
Net pension/post-retirement gains	(1.1)	(107.6)	0
Depreciation and amortization	136.2	144.5	162.2
Deferred income taxes	3.2	43.3	(2.9)
Other non-cash charges	65.2	70.9	55.0
Other, net	(33.7)	(59.7)	(37.1)
Changes in assets and liabilities used in operations, net of effects of business acquisitions [Abstract]
(Increase)/decrease in accounts receivable, net	(34.7)	181.8	38.2
Decrease/(increase) in inventories	22.4	45.1	(17.6)
Increase in other current assets	(84.2)	(45.8)	(11.6)
Increase in accounts payable	57.4	17.5	47.1
Increase/(decrease) in other current liabilities	80.5	10.1	(10.6)
Net cash flow from operating activities	572.0	750.0	631.6
Cash flow from investing activities
Capital expenditures	(85.3)	(90.6)	(111.0)
Proceeds from sale of assets	9.1	1.8	19.3
Acquisition, net of cash acquired	(187.1)	0	0
Other, net	(0.1)	(0.3)	(3.2)
Net cash used by investing activities	(263.4)	(89.1)	(94.9)
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount	0	0	498.6
Payment of debt issue cost	0	0	(4.3)
Cash payments on debt with original maturities greater than 90 days	(140.1)	(231.5)	(441.0)
Net (decrease)/increase in debt with original maturities of 90 days or less	194.2	(63.9)	100.9
Common Stock Purchased	(94.4)	0	(417.8)
Cash dividends paid	(123.9)	(105.6)	(24.9)
Proceeds from issuance of common stock	9.9	18.2	3.0
Excess tax benefits from share-based payments	6.6	5.3	2.2
Net cash used by financing activities	(147.7)	(377.5)	(283.3)
Effect of exchange rate changes on cash	(30.2)	(3.6)	(6.1)
Net increase/(decrease) in cash and cash equivalents	130.7	279.8	247.3
Cash and cash equivalents, beginning of period	998.3	718.5	471.2
Cash and cash equivalents, end of period	$ 1,129.0	$ 998.3	$ 718.5